Financial liabilities - Disclosure of Cumulated Net Sales Sensitivity Analysis (Details) € in Thousands	Dec. 31, 2025 EUR (€)
Net sales -10%
Summary of Maturity Analysis for Advances Loans and Lease Liabilities [Line Items]
Total debt at amortized cost	€ 47,514
P&L impact	927
Total impact	927
Net sales -10% | Fair value
Summary of Maturity Analysis for Advances Loans and Lease Liabilities [Line Items]
Total debt at amortized cost	52,097
P&L impact	633
Total impact	633
Base cumulated net sales
Summary of Maturity Analysis for Advances Loans and Lease Liabilities [Line Items]
Total debt at amortized cost	48,442
P&L impact	0
Total impact	0
Base cumulated net sales | Fair value
Summary of Maturity Analysis for Advances Loans and Lease Liabilities [Line Items]
Total debt at amortized cost	52,730
P&L impact	0
Total impact	0
Net sales +10%
Summary of Maturity Analysis for Advances Loans and Lease Liabilities [Line Items]
Total debt at amortized cost	49,369
P&L impact	(927)
Total impact	(927)
Net sales +10% | Fair value
Summary of Maturity Analysis for Advances Loans and Lease Liabilities [Line Items]
Total debt at amortized cost	53,363
P&L impact	(633)
Total impact	€ (633)